Annual Total Returns- Vanguard High-Yield Corporate Fund (Retail) [BarChart] - Retail - Vanguard High-Yield Corporate Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.13%	14.36%	4.54%	4.58%	(1.39%)	11.19%	7.02%	(2.96%)	15.79%	5.28%